UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007


Check here if Amendment           [    ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [    ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Ralph Scarpa
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Ralph Scarpa, New York, New York, May 3, 2007

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name
Capital Management Associates FORM 13F 31-Mar-07
Voting Authority -------------------------- Value Shares/ Sh/ Put/ Invstmt Other Name of Issuer Title ofCUSIP (x$1000)Prn Amt Prn
Call Dscretn ManagersSole Shared None

ACTIVISION INC. COM 00493020 1436 75831SH Sole 75831
AFFILIATED COMPUTER SVCS-A COM 00819010 500 8500SH Sole 8500
AQUA AMERICA INC COM 03836W10 2369 105525SH Sole 105525
CAMECO CORP. COM 13321l10 1685 41150SH Sole 41150
CAMERON INTERNATIONAL CORP COM 13342B105 1899 30245SH Sole 30245 CEPHALON INC COM 156708109 1994 28000SH Sole 28000
CLOROX COMPANY COM 189054109 2628 41258SH 41258
CON-WAY INC COM 205944101 1313 26350SH Sole 26350
CONAGRA INC COM 205887102 715 28700SH Sole 28700
CONSTELLATION BRANDS INC-A COM 21036p10 2128 100460SH Sole 100460 DEAN FOODS CO NEW COM 242370104 827 17700SH Sole 17700
DEL MONTE FOODS CO. COM 24522P103 3580 311870SH Sole 311870
DENTSPLY INTERNATIONAL INC COM 2.49E+08 1330 40600SH Sole 40600 DIEBOLD INC. COM 2.54E+08 830 17400SH Sole 17400
EDISON INTERNATIONAL COM 2.81E+08 1051 21400SH Sole 21400
ENERGEN CORP COM 29265n10 1186 23300SH Sole 23300
FLEXTRONICS INTL LTD COM Y2573F102 600 5480000SH Sole 54800
FLOWERS FOODS INC COM 343498101 64176 2127167SH Sole 2127167
FTI CONSULTING INC COM 3.03E+08 1696 50500SH Sole 50500
GARMIN LTD COM g3726010 899 16600SH Sole 16600
INPUT/OUTPUT INC COM 457652105 1384 100400SH Sole 100400
KLA-TENCOR CORP COM 482480100 944 17700SH Sole 17700
LOUISIANA PAC CORP COM 546347105 953 47500SH Sole 47500
MEDIMMUNE INC COM 584699102 2161 59380SH Sole 59380
PARKER HANNIFIN CORP COM 701094104 863 10000SH Sole 10000
QUEST DIAGNOSTICS INC COM 74834L10 930 18650SH Sole 18650
REPUBLIC SERVICES INC COM 7.61E+08 839 30150SH Sole 30150
ROWAN COS INC COM 779382100 3208 98800SH Sole 98800
SCANA CORP COM 80589m10 1327 30750SH Sole 30750
STERICYCLE INC. COM 8.59E+08 1316 16150SH Sole 16150
STERIS CORP COM 859152100 531 20000SH Sole 20000
SUPERIOR ENERGY SERVICES INC COM 868157108 2337 67800SH Sole 67800 UNIVERSAL COMPRESSION HOLDINGS COM 913431102 1056 15600SH Sole 15600 VERIFONE HOLDINGS INC COM 92342Y109 735 20000SH Sole 20000